Equity method investments, Ownership Interests and Carrying Amount (Details) - USD ($)			1 Months Ended	12 Months Ended
		Dec. 31, 2024	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments [Abstract]
Carrying amount		$ 50,503,722		$ 50,045,840	$ 50,503,722	$ 0
Carrying amount		115,455,048		139,745,917	115,455,048	0
Underlying equity in net assets		27,866,771		26,179,744	27,866,771
Decrease in equity method investments due to amortization of goodwill		0		1,004,500
Equity method investments at fair value, difference between carrying amount and underlying equity		$ 22,636,951		23,866,096	22,636,951
Acquisition of equity method investments				26,180,269	0	0
Net loss				(326,123)	0	0
Distributions amount				$ 17,967,315	$ 4,209,527	$ 0
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%		50.00%	50.00%
Carrying amount		$ 17,808,231		$ 20,249,258	$ 17,808,231
Underlying equity in net assets		$ 7,686,171		$ 9,332,103	$ 7,686,171
BB Amstel B.V. [Member]
Equity Method Investments [Abstract]
Ownership interest		41.50%		41.50%	41.50%
Carrying amount		$ 7,443,176		$ 8,348,495	$ 7,443,176
Underlying equity in net assets		$ 2,523,638		$ 2,850,130	$ 2,523,638
MPC Caribbean Clean Energy Limited, Barbados [Member]
Equity Method Investments [Abstract]
Ownership interest		22.20%		22.20%	22.20%
Carrying amount		$ 5,032,570		$ 5,466,198	$ 5,032,570
Underlying equity in net assets		$ 2,843,300		$ 2,998,449	$ 2,843,300
Barber Ship Management Germany GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%		50.00%	50.00%
Carrying amount		$ 3,922,745		$ 4,111,977	$ 3,922,745
Underlying equity in net assets		1,484,997		$ 1,488,460	1,484,997
BestShip GmbH & Cie, KG [Member]
Equity Method Investments [Abstract]
Ownership interest				50.00%
Carrying amount		0		$ 3,712,538	0
Underlying equity in net assets		$ 0		$ 3,794,977	$ 0
Rio Jul Beteiligungs GmbH & Co. KG, Hamburg [Member]
Equity Method Investments [Abstract]
Ownership interest		39.30%		39.30%	39.30%
Carrying amount		$ 4,162,422		$ 3,679,487	$ 4,162,422
Underlying equity in net assets		1,740,912		1,193,321	1,740,912
Other [Member]
Equity Method Investments [Abstract]
Carrying amount	[1]	12,134,578		4,477,887	12,134,578
Underlying equity in net assets	[1]	$ 11,587,753		4,522,304	$ 11,587,753
Equity method investments decrease due to distributions and transfers				$ 7,656,691
Other [Member] | Minimum [Member]
Equity Method Investments [Abstract]
Ownership interest		20.50%		25.00%	20.50%
Other [Member] | Maximum [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%		50.00%	50.00%
MPC Container Ships ASA [Member]
Equity Method Investments [Abstract]
Ownership interest		13.70%		17.14%	13.70%
Carrying amount		$ 111,586,255		$ 133,674,134	$ 111,586,255
Net gain					2,537,974
Net loss				(12,509,543)
Distributions amount				$ 17,967,315	$ 4,209,527
MPC Energy Solutions NV [Member]
Equity Method Investments [Abstract]
Ownership interest		20.50%		20.50%	20.50%
Carrying amount		$ 3,868,793		$ 6,071,783	$ 3,868,793
Net gain				1,754,208	$ 149,261
MPC Capital [Member] | BestShip GmbH & Cie, KG [Member]
Equity Method Investments [Abstract]
Percentage of shares acquired			50.00%
Acquisition of equity method investments			$ 2,595,745	$ 2,595,745
MPCC CSI LTD [Member] | MPC Container Ships ASA [Member]
Equity Method Investments [Abstract]
Ownership interest		16.68%		20.12%	16.68%
Percentage of shares acquired				3.44%
Acquisition of equity method investments				$ 23,584,524
Shares held (in shares)				89,260,056

[1]	As at December 31, 2025, these investments represent ownership interests ranging from approximately 25.0% to 50.0% (December 31, 2024: 20.5% to 50%) in entities engaged primarily in holding and investing in maritime assets, including equity interest in vessel-owning companies. The entities are located in Germany and Norway.